Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	$ 2,294	$ 2,084
Accumulated Amortization	(746)	(741)
Net Book Value	1,548	1,343
Land, transmission and water rights
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	1,064	941
Accumulated Amortization	(171)	(154)
Net Book Value	893	787
Assets under construction
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	110	78
Accumulated Amortization	0	0
Net Book Value	110	78
Computer software
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	985	952
Accumulated Amortization	(497)	(518)
Net Book Value	488	434
Other
Finite-Lived and Indefinite Lived Intangible Assets [Line Items]
Cost	135	113
Accumulated Amortization	(78)	(69)
Net Book Value	$ 57	$ 44